Financial Risk Management - Summary of Changes in Equity and Profit or Loss (Detail) - 5 percent weakening in exchange rate [member] - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Equity [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	₩ 50,040	₩ 57,111
Equity [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(10,294)	(8,972)
Equity [member] | CNY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	13,212	(3,410)
Equity [member] | TWD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	23	88
Equity [member] | EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	16	(40)
Equity [member] | PLN [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	2,515	1,129
Equity [member] | VND [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(4,445)	(867)
Profit and loss [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	91,238	63,337
Profit and loss [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(9,141)	(7,237)
Profit and loss [member] | CNY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(6,396)	7,077
Profit and loss [member] | TWD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	1
Profit and loss [member] | EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	594	(79)
Profit and loss [member] | PLN [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	₩ (120)	₩ (167)